Commitments and contingencies (Detail Textuals) € in Thousands, $ in Thousands, $ in Thousands		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 28, 2022 EUR (€)	Dec. 31, 2021 USD ($)
Commitments And Contingencies [Line Items]
Term of agreement	10 years
Accounts payable and accrued liabilities		$ 7,128	$ 6,668
Inventory recognised as of acquisition date | €							€ 1,781
Research and development expense		2,754	1,796	$ 3,299
Contractual capital commitments		3,516
Business and administration agreement with GVI
Commitments And Contingencies [Line Items]
Amount committed to pay under the agreement, per month		7
Amount committed to pay under the agreement, per year		85
Bottom of range
Commitments And Contingencies [Line Items]
Unfinished product inventory									$ 400
Top of range
Commitments And Contingencies [Line Items]
Unfinished product inventory | €							€ 490
AGGRASTAT
Commitments And Contingencies [Line Items]
Unfinished product inventory						$ 150
Contractual capital commitments | €								€ 872
Technology services agreement milestone payable		$ 314	0
Prexxartan
Commitments And Contingencies [Line Items]
Accounts payable and accrued liabilities									$ 400
Research and development expense			$ 491
Prexxartan | Exclusive License Agreement
Commitments And Contingencies [Line Items]
Term of agreement					7 years
Upfront payment					$ 100
Additional amount payable					$ 400